Reserves - Additional Information (Details)	12 Months Ended
Jun. 30, 2022 AUD ($)
August 2019 Loan Notes
Disclosure of reserves within equity [line items]
Present value of liability component of notes issued	$ 3,009,259
Convertible note reserve recognized	$ 990,741
Financial instrument effective interest rate	24.25%
March 2019 Loan Notes
Disclosure of reserves within equity [line items]
Present value of liability component of notes issued	$ 5,170,660
Convertible note reserve recognized	$ 1,702,340
Financial instrument effective interest rate	24.50%
August 2018 Loan Notes
Disclosure of reserves within equity [line items]
Present value of liability component of notes issued	$ 4,361,289
Convertible note reserve recognized	$ 1,100,611
Financial instrument effective interest rate	25.60%